Equity (Details) - USD ($) $ / shares in Units, $ in Thousands									1 Months Ended			12 Months Ended
	Jan. 06, 2025	Dec. 05, 2024	Jul. 02, 2024	Oct. 31, 2023	Oct. 19, 2023	Oct. 19, 2023	Oct. 17, 2023	Mar. 23, 2022	Sep. 30, 2024	Oct. 31, 2023	Oct. 19, 2023	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Equity [Line Items]
Non-voting senior preferred shares (in Shares)												50,000,000
Stockholders equity reverse stock split												1:10 to 1:200
Reverse ratio									1:20
Company funds raised		$ 2,830
Placement agent fees and other offering related expenses		$ 2,500										$ 2,850	$ 1,500		$ 1,440
Aggregate shares (in Shares)		472,668
Public offering issued price (in Dollars per share)		$ 6
Net of issuance expenses		$ 2,500
Exercise price (in Dollars per share)			$ 7.2									$ 0.037
Warrants term		5 years	5 years
Warrant inducement transaction gross													1,560		1,490		$ 2,970
Depositary shares (in Shares)			166,469
Warrant liability fair value			$ 2,028
Warrant purchased (in Shares)			19,717
Warrant term, description					an extended term of five and a half years from the closing of the offering							The October 2023 warrants have a term of five and a half years and have an exercise price of USD 25 per ADS
Issuance expenses												$ 483	$ 2,195		$ 67
Prospectus amount								$ 50,000
Sales agreement (in Shares)												457,801	52,202		27,170
Average price (in Dollars per share)												$ 9	$ 32.6		$ 53
Shares issued (in Shares)												2,586,000	1,261,000	[1]	924,000	[1]	890,000	[1]
Non-controlling interests												1.53%
Private Placement [Member]
Equity [Line Items]
Placement agent fees and other offering related expenses			$ 1,800
Warrant inducement transaction gross			$ 2,000		$ 5,000	$ 5,000					$ 5,000
Bottom of range [member]
Equity [Line Items]
Public offering issued price (in Dollars per share)			$ 25
Exercise price (in Dollars per share)													$ 0.19
Warrant purchased (in Shares)										27,777
Top of range [member]
Equity [Line Items]
Public offering issued price (in Dollars per share)			400
Exercise price (in Dollars per share)													$ 0.2
Warrant purchased (in Shares)										217,391
ADS [Member]
Equity [Line Items]
Exercise price (in Dollars per share)			$ 9		$ 25
Warrants term					5 years
Warrants to purchase shares (in Shares)											217,391
Issuance expenses												$ 761
ADS [Member] | Private Placement [Member]
Equity [Line Items]
Placement agent fees and other offering related expenses											$ 4,300
ADS [Member] | Bottom of range [member]
Equity [Line Items]
Exercise price (in Dollars per share)					$ 560
ADS [Member] | Top of range [member]
Equity [Line Items]
Exercise price (in Dollars per share)					$ 180
Warrants [Member]
Equity [Line Items]
Placement agent fees and other offering related expenses		$ 109			$ 357
Funds raised amount (in Shares)		33,087				15,217
Exercise price (in Dollars per share)		$ 7.5			$ 28.75
Warrant liability fair value			$ 100
Warrants [Member] | ADS [Member]
Equity [Line Items]
Exercise price (in Dollars per share)										$ 25
Warrants to purchase shares (in Shares)					31,578
RSUs Granted [Member]
Equity [Line Items]
Shares issued (in Shares)												3,142,000	3,680,000		1,380,000
ADS [Member] | PublicOfferingMember
Equity [Line Items]
Aggregate shares (in Shares)			281,675
ADS [Member] | Warrants [Member]
Equity [Line Items]
Warrants to purchase shares (in Shares)			248,969
Ordinary Shares [Member]
Equity [Line Items]
Authorized share capital (in Shares)												1,000,000,000
Preferred Shares [Member]
Equity [Line Items]
Authorized share capital (in Shares)												10,000,000
ATM Program [Member]
Equity [Line Items]
Issuance expenses							$ 3,000	$ 21,000
ATM Program [Member] | Subsequent Events [Member]
Equity [Line Items]
Issuance expenses	$ 1,330
PublicOfferingMember | ADS [Member]
Equity [Line Items]
Public offering issued price (in Dollars per share)					$ 23	$ 23					$ 23
Exercise price (in Dollars per share)			$ 8
Warrants to purchase shares (in Shares)				34,975							121,500
Issue of equity (in Shares)											95,891
Warrants fair value											$ 5,348
PublicOfferingMember | ADS [Member]
Equity [Line Items]
Warrants to purchase shares (in Shares)			314,382

[1]	Restated to reflect a 1:20 reverse ratio that took place in September 2024. (see also note 9A)